Debt and Equity Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt and Equity Securities (Textual) [Abstract]
Collateralized mortgage obligations	$ 9,262,000	$ 0
Collateralized mortgage obligations, fair value	9,357,000
Securities pledged to secure public deposits	125,593,000	118,504,000
Market value of securities pledged to secure public deposits	126,758,000	118,979,000
Securities in obligations of Political Subdivisions	12,807,000	11,538,000
Market value of securities in obligations of Political Subdivisions	13,475,000	12,203,000
Securities adjust prior to maturity	16,000	20,000
Market value of securities that have rates that adjust prior to maturity	$ 16,000	$ 20,000